Other Income and Expenses, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Income recognition accrual amount	$ 33	$ 0